August 22, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon ETF Trust (the "Registrant")

-	BNY Mellon Responsible Horizons Corporate Bond ETF

1933 Act File No.: 333-234030

1940 Act File No.: 811-23477

CIK No.: 0001493580

Included for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 45 ("PEA No. 45") to the registration statement on Form N-1A of BNY Mellon ETF Trust (the "Registrant") (Amendment No. 47 to the registration statement on Form N-1A under the Investment Company Act of 1940, as amended). The purpose of PEA No. 45 is to update the principal investment strategy and related risks of the BNY Mellon Responsible Horizons Corporate Bond ETF, a series of the Registrant.

Please address any comments or questions to the attention of Beau Yanoshik of Morgan, Lewis & Bockius LLP at joseph.yanoshik@morganlewis.com (202.373.6133).

Sincerely,

/s/ Tara L. Raposa

Tara L. Raposa

Paralegal Manager I